Segments - Geographic Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 7,690.8	$ 7,559.2	$ 5,467.3
Long-Lived Assets	5,653.4	5,892.1	7,900.7
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	2,729.7	2,684.7	2,279.6
Long-Lived Assets	2,918.0	2,985.0	4,536.3
Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	277.2	267.7	172.6
Long-Lived Assets	93.0	105.8	48.0
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	2,447.8	2,416.5	1,581.9
Long-Lived Assets	1,591.5	1,643.2	1,945.3
Latin America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	824.3	799.7	545.7
Long-Lived Assets	233.6	259.8	385.4
AMAT [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	846.8	794.4	346.0
Long-Lived Assets	650.0	699.8	815.8
JANZ [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	565.0	596.2	541.5
Long-Lived Assets	$ 167.3	$ 198.5	$ 169.9